Note 8 - Liability for Employee Rights Upon Retirement (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Monthly Deposit Rate, Percent of Salary	8.33%		8.33%
Contributions to Severance Compensation Act	$ 10	$ 6	$ 35	$ 22	$ 33	$ 51